Operating leases	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Operating Leases
Operating leases
Leases as lessee
Future minimum lease payments
The Group leases in some of its vessels under time charter and bare boat agreements (operating leases). The future minimum lease payments with an average duration of 4 years under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	(32,120)	(32,120)
Between 1 and 5 years	(95,524)	(127,644)
More than 5 years	—	—

Total future lease payments	(127,644)	(159,764)

Options to extend the charter period, if any, have not been taken into account when calculating the future minimum lease payments.
In 2016, the Group entered into a five year leaseback agreement for 4 VLCCs on December 16, 2016. The sale of the vessels occurred on December 22, 2016 and the charter period has a duration of 5 years, therefore ending on December 22, 2021. Under these leaseback agreements there is a seller's credit of USD 4.5 million of the sale price that becomes immediately due and payable by the owners upon sale of the vessel during the charter period and shall be paid out of the sales proceeds. It also becomes due to the extent of 50% of the (positive) difference between the fair market value of the vessels at the end of the leaseback agreements and USD 17.5 million (for the oldest VLCC) or USD 19.5 million (for the other vessels). Furthermore, the Group provides a residual guarantee to the owners in the aggregate amount of up to USD 20.0 million in total at the time of redelivery of the four vessels. The parties also agreed a profit split, if the vessel is sold at charter expiry they shall share the net proceeds of the sale, 75% for owners and 25% for charterers, between USD 26.5 million and USD 32.5 million (for the oldest VLCC) or between USD 28.5 million and USD 34.5 million (for the other vessels).
The Group analyzed the classification of the leaseback agreements based on the primary lease classification criteria and the supplemental indicators in IAS 17, and determined that these agreements qualified as operating leases.
Non-cancellable operating lease rentals for office space and company cars with an average duration of 3 years are payable as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	(2,287)	(2,297)
Between 1 and 5 years	(7,224)	(5,070)
More than 5 years	(1,227)	(1,183)

Total non-cancellable operating lease rentals	(10,738)	(8,550)

Amounts recognized in profit and loss

(in thousands of USD)	2017	2016	2015
Bareboat charter	(31,111)	(792)	—
Time charter	(62)	(16,921)	(25,849)
Office rental	(2,136)	(2,219)	(2,581)

Total recognized in profit and loss	(33,309)	(19,932)	(28,430)

Leases as lessor
Future minimum lease receivables
The Group leases out some of its vessels under time charter agreements (operating leases). The future minimum lease receivables with an average duration of 5 months under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	103,007	150,450
Between 1 and 5 years	147,967	35,083
More than 5 years	31,793	—

Total future lease receivables	282,767	185,533

The amounts shown in the table above include the Group's share of operating leases of joint ventures.
On some of the abovementioned vessels the Group has granted the option to extend the charter period. These option periods have not been taken into account when calculating the future minimum lease receivables.
At December 31, 2017, Euronav and its subsidiaries, without joint ventures, have future minimum lease receivables less than one year of USD 54.4 million (2016: USD 108.5 million) and future minimum lease receivables between 1 and 5 years of USD 0.0 million (2016: USD 35.1 million).
Following the rationalization of the TI Pool structure in 2017 (see Note 23), Tankers International Ltd. ("TIL") became the disponent owner of all of the vessels in the TI Pool as all the vessels are now time chartered with a duration of 1 year to TIL at a floating rate equivalent to the average spot rate achieved by the pool times the pool points assigned to each vessel. At December 31, 2017, 24 of our VLCC vessels were employed in the TI Pool under such floating time charters. Given the variable nature of the time charter rates, there are no minimum lease receivables for these contracts and therefore, these floating time charters are not included in the table above.

Non-cancellable operating lease rentals for office space with an average duration of 5 years are receivable as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Less than 1 year	726	806
Between 1 and 5 years	2,903	2,644
More than 5 years	233	878

Total future lease receivables	3,862	4,328

The above operating lease rentals receivable relate entirely to the Group's leased offices for Euronav UK.
Euronav UK has sublet part of the office space to four different subtenants, starting in 2014.
Amounts recognized in profit and loss

(in thousands of USD)	2017	2016	2015
Bareboat charter	—	—	—
Time charter	118,705	140,227	126,091
Office rental	840	878	879

Total recognized in profit and loss	119,545	141,105	126,970